Provisions for tax and labor risks	12 Months Ended
Dec. 31, 2025
Provisions for tax and labor risks
Provisions for tax and labor risks

15.   Provisions for tax and labor risks

The Group is involved in tax and labor proceedings arising in the ordinary course of business. Labor claims are primarily related to obligations assumed from prior business combinations.

The balances of lawsuits with estimated probable and possible losses are as follows:

	Probable losses		Possible losses
Description	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Tax	-	-	726	606
Labor	680	1,076	990	720
Total	680	1,076	1,716	1,326

The rollforward of labor lawsuits with estimated probable losses which are recorded in the financial statements are as follows:

	2025	2024
At January 1	1,076	1,987
Provisions	534	49
Reversal	(529)	(66)
Expired contingent obligations assumed from prior business combination	(541)	(460)
Translation to presentation currency	140	(434)
At December 31	680	1,076